General (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands																	6 Months Ended			12 Months Ended
	Jan. 30, 2025 ILS (₪) shares	Jan. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2024 USD ($)	Nov. 11, 2024 ILS (₪)	Nov. 11, 2024 USD ($)	Jul. 16, 2024 ILS (₪)	Jul. 16, 2024 USD ($)	Jun. 25, 2024 ILS (₪) shares	Jun. 25, 2024 USD ($) shares	Mar. 25, 2024 USD ($)	Dec. 13, 2023 shares	Dec. 11, 2023 ILS (₪)	Dec. 11, 2023 USD ($)	Jun. 05, 2023 USD ($)	Nov. 16, 2014	Jun. 30, 2025 ILS (₪) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 ILS (₪)	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2025 USD ($) shares	Feb. 28, 2025 shares	Jan. 01, 2025 shares	Dec. 31, 2024 USD ($) shares	Oct. 31, 2024 shares	Jul. 16, 2024 USD ($)
General [Line Items]
Operating segment																one
Accumulated deficit (in New Shekels) | ₪			₪ (170,548)														₪ (186,667)		₪ (151,894)	₪ (170,548)
Comprehensive loss (in New Shekels) | ₪																	(16,119)		₪ (16,284)	₪ (34,938)
Equal price															95.00%
Interest rate					8.00%	8.00%
Ordinary shares issued (in Shares)																						33,034,240	33,034,240
Total purchase price																	20,222	$ 5,506
Commitment amount								$ 15,000			$ 15,000			$ 1,000			₪ 15,165
Issuance costs (in New Shekels) | ₪													₪ 3,708
Gross proceeds			₪ 3,685	$ 1,000					₪ 4,222
Principal amount					₪ 3,629			3,000
Net cash received amounted							₪ 6,903	$ 1,846
Sold ordinary shares (in Shares)			74,793,290														3,130,608,000			74,793,290				3,130,608,000			74,793,290
Fair value amount | $																					$ 2,382
Repayment of promissory note																				₪ 8,860	$ 2,250
Promissory note			₪ 2,735																	2,735							$ 750
Original issue discount rate																	3.00%	3.00%
Gross amount	₪ 5,487	$ 1,520
Net cash expenses																	₪ 587	$ 163
Non-adjusting Events After Reporting Period [Member]
General [Line Items]
Ordinary shares issued (in Shares)	195,428,970	195,428,970
Ordinary Shares [Member]
General [Line Items]
Advances commitment | $															$ 10,000
Ordinary shares issued (in Shares)																	13,680,000							13,680,000
Promissory Note [Member]
General [Line Items]
Interest rate															8.00%
Original issue discount															3.00%
Original issue discount rate					3.00%	3.00%
Third Promissory Notes [member]
General [Line Items]
Repayment of promissory note | ₪																	₪ 5,057			₪ 8,373
Fourth Promissory Note [Member]
General [Line Items]
Principal amount | $						$ 1,000
Yorkville [Member]
General [Line Items]
Accrued interest | $															$ 2,000
Ordinary shares issued (in Shares)																	5							5	1,200	3,130,608,000		90
Commitment amount | ₪																						₪ 12,572
Issued of ordinary shares																	₪ 20,222							$ 5,506
Registered Direct Offering [Member]
General [Line Items]
Ordinary shares issued (in Shares)									12,555,555	12,555,555
First Pre Paid Advance [Member]
General [Line Items]
Pre-paid amount | $																													$ 3,000
Second Pre Paid Advance [Member]
General [Line Items]
Principal amount | ₪							3,860
Pre-paid amount | ₪							₪ 10,763
Pre-Paid Advance [Member]
General [Line Items]
Pre-paid amount | $																													$ 1,049
Warrants [Member]
General [Line Items]
Ordinary shares issued (in Shares)	390,857,940	390,857,940
American Depositary Shares [Member]
General [Line Items]
Limited period															48 months
Ordinary shares issued (in Shares)	108,599	108,599															3,801							3,801
Total purchase price | $																							$ 3,394
Ordinary shares (in Shares)												8,333,335
Gross proceeds | $										$ 1,130
Exercise price per share (in Dollars per share) | $ / shares		$ 31.99																			$ 34.99
American Depositary Shares [Member] | Warrants [Member]
General [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 31.99